MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST Two World Trade Center

LETTER TO THE SHAREHOLDERS May 31, 1999                 New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Premium Municipal Income Trust (PIA) for the period ended May 31, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the near collapse of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the federal-funds rate during the fourth quarter of 1998.

These international economic problems precipitated a "flight to quality" rally in fixed-income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to the surprisingly robust domestic economic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis. On June 30, 1999, the Federal Reserve Board raised the Federal Funds rate 25 basis points to 5.00 percent.

MUNICIPAL MARKET CONDITIONS

During 1998 municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured municipal index yields stood at 5.30 percent at the end of May only 30 basis points higher than November 1998. In contrast, Treasury bond yields rose 80 basis points from 5.05 to 5.85 percent. During the past six months, the yield pickup for extending tax-exempt maturities from one to 30 years averaged 225 basis points.

The modest rally of municipals during 1998 created a more favorable relationship relative to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent by December. The higher the ratio, the more attractive municipals are

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 91 percent by May. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged from 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 45 percent in the first five months of 1999. Total underwriting declined 24 percent.

                        30-YEAR BOND YIELDS 1994 - 1999

                   Insured                  U.S.            Insured Municipal Yields as a
               Municipal Yields       Treasury Yields     Percentage of U.S. Treasury Yields
1994                 5.40                  6.34                           85.17
                     5.40                  6.24                           86.54
                     5.80                  6.66                           87.09
                     6.40                  7.09                           90.27
                     6.35                  7.32                           86.75
                     6.25                  7.43                           84.12
                     6.50                  7.61                           85.41
                     6.25                  7.39                           84.57
                     6.30                  7.45                           84.56
                     6.55                  7.81                           83.87
                     6.75                  7.96                           84.80
                     7.00                  8.00                           87.50
                     6.75                  7.88                           85.66
1995                 6.40                  7.70                           83.12
                     6.15                  7.44                           82.66
                     6.15                  7.43                           82.77
                     6.20                  7.34                           84.47
                     5.80                  6.66                           87.09
                     6.10                  6.62                           92.15
                     6.10                  6.86                           88.92
                     6.00                  6.66                           90.09
                     5.95                  6.48                           91.82
                     5.75                  6.33                           90.84
                     5.50                  6.14                           89.58
                     5.35                  5.94                           90.07
1996                 5.40                  6.03                           89.55
                     5.60                  6.46                           86.69
                     5.85                  6.66                           87.84
                     5.95                  6.89                           86.36
                     6.05                  6.99                           86.55
                     5.90                  6.89                           85.63
                     5.85                  6.97                           83.93
                     5.90                  7.11                           82.98
                     5.70                  6.93                           82.25
                     5.65                  6.64                           85.09
                     5.50                  6.35                           86.61
                     5.60                  6.63                           84.46
1997                 5.70                  6.79                           83.95
                     5.65                  6.80                           83.09
                     5.90                  7.10                           83.10
                     5.75                  6.94                           82.85
                     5.65                  6.91                           81.77
                     5.60                  6.78                           82.60
                     5.30                  6.30                           84.13
                     5.50                  6.61                           83.21
                     5.40                  6.40                           84.38
                     5.35                  6.15                           86.99
                     5.30                  6.05                           87.60
                     5.15                  5.92                           86.99
1998                 5.15                  5.80                           88.79
                     5.20                  5.92                           87.84
                     5.25                  5.93                           88.53
                     5.35                  5.95                           89.92
                     5.20                  5.80                           89.66
                     5.20                  5.65                           92.04
                     5.18                  5.71                           90.72
                     5.03                  5.27                           95.45
                     4.95                  5.00                           99.00
                     5.05                  5.16                           97.87
                     5.00                  5.06                           98.81
                     5.05                  5.10                           99.02
1999                 5.00                  5.09                           98.23
                     5.10                  5.58                           91.40
                     5.15                  5.63                           91.47
                     5.20                  5.66                           91.87
                     5.30                  5.83                           90.91

PERFORMANCE

The Fund's total net asset value (NAV) return for the 12-month period ending May 31, 1999 was 4.60 percent. This return is based on the NAV change plus reinvestment of tax-free dividends totaling $0.54 per share and a long-term capital gain distribution of $0.26 per share. PIA's value on the New York Stock Exchange decreased from $9.625 per share to $8.75 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Fund's total market

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST
 LETTER TO THE SHAREHOLDERS May 31, 1999, continued

[LARGEST TERM SECTORS LINE GRAPH]

LARGEST SECTORS as of May 31, 1999 (% of Net Assets)

Hospital                                                          18%
IDR/PCR*                                                          16%
Transportation                                                    15%
Electric                                                          14%
General Obligation                                                 8%
Mortgage                                                           8%
Water & Sewer                                                      7%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS as of May 31, 1999 (% of Total Long-Term Portfolio)

Aaa or AAA                                                         66%
Aa or AA                                                           20%
A or A                                                              2%
Baa or BBB                                                          9%
NR                                                                  3%

As measured by Moody's Investors Service, Inc. or
Standard & Poor's Corp.

Portfolio structure is subject to change.

[CALL STRUCTURE BAR CHART]

CALL STRUCTURE as of  May 31, 1999
(% of Total Long-Term Portfolio)
Percent Callable

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

Years Bonds Callable                      Percent Callable
        1999                                      4%
        2000                                      8%
        2001                                      7%
        2002                                      8%
        2003                                      0%
        2004                                     10%
        2005                                     12%
        2006                                     13%
        2007                                      4%
        2008                                     27%
        2009                                      3%
        2010+                                     4%

                              Years Bonds Callable

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST return was -1.21 percent. As of May 31, 1999, PIA's share price represented a
12.7 percent discount to its NAV.

Monthly dividends for the second quarter of 1999 remained at $0.0425 per share. The Fund's level of undistributed net investment income was $0.107 per share on May 31, 1999 versus $0.09 per share on November 30, 1998.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 75 credits. At the end of May, the portfolio's average maturity was 20 years. Portfolio duration, a measure of sensitivity to interest rate changes, was 6.9 years. The accompanying charts provide current information on the portfolio's call structure, largest sectors and distribution of credit ratings.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding. The second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates.

During the 12-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. Weekly ARPS yields ranged between 2.95 and 5.00 percent. Five ARPS series totaling $100 million represented 30 percent of net assets.

ARPS leverage also increases the price volatility of common shares by effectively extending portfolio duration.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to-Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have outperformed Treasuries thus far in 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the fiscal year ended May 31, 1999, the Fund purchased and retired 848,200 shares of common stock at a weighted average market discount of 9.68 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Advisor. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Premium Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                          /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                              MITCHELL M. MERIN
Chairman of the Board                               President

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 17, 1998, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES BY ALL SHAREHOLDERS:

Edwin J. Garn
For.........................................................  18,606,044
Withheld....................................................     550,746

Michael E. Nugent
For.........................................................  18,627,838
Withheld....................................................     528,952

Philip J. Purcell
For.........................................................  18,620,351
Withheld....................................................     536,439

   ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

John R. Haire
For.........................................................         832
Withheld....................................................           0

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, Dr. Manuel H. Johnson, and John L. Schroeder.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
ACCOUNTANTS:

For.........................................................  18,451,239
Against.....................................................     264,897
Abstain.....................................................     440,624

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PORTFOLIO OF INVESTMENTS May 31, 1999

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.8%)
            General Obligation (8.0%)
$  2,000    California, Dtd 10/01/98 Refg (MBIA)........................   4.50%   10/01/28    $ 1,771,160
   5,000    Los Angeles Unified School District, California, 1997 Ser B
             (FGIC).....................................................   5.00    07/01/23      4,849,900
   3,500    Massachusetts, 1995 Ser A (AMBAC)...........................   5.00    07/01/12      3,570,735
   2,000    Berkley School District, Michigan, Refg Ser 1998 (FGIC).....   4.75    01/01/19      1,869,160
   2,000    Michigan Municipal Bond Authority, School Ser 1998..........   5.25    12/01/13      2,046,860
   3,000    Puerto Rico, Public Improvement Ser 1998 (MBIA).............   4.875   07/01/23      2,874,750
   3,500    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/11      3,672,690
   6,000    Washington, Ser 1993 A......................................   5.75    10/01/17      6,199,740
--------                                                                                       -----------
  27,000                                                                                        26,854,995
--------                                                                                       -----------

            Educational Facilities Revenue (3.4%)
   5,500    Oakland University, Michigan, Ser 1995 (MBIA)...............   5.75    05/15/26      5,750,525
            New York State Dormitory Authority,
   4,000     State University Refg Ser 1993 A...........................   5.50    05/15/08      4,234,800
   1,350     State University Refg Ser 1990 B...........................   7.50    05/15/11      1,621,823
--------                                                                                       -----------
  10,850                                                                                        11,607,148
--------                                                                                       -----------

            Electric Revenue (13.5%)
   5,000    Sacramento Municipal Utility District, California, Refg 1994
             Ser I (MBIA)...............................................   6.00    01/01/24      5,326,950
   2,950    Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)....   6.375   09/01/23      3,259,455
   7,750    South Carolina Public Service Authority, 1995 Refg Ser A
             (AMBAC)....................................................   6.25    01/01/22      8,482,298
   4,000    Lower Colorado River Authority, Texas, Jr Lien Seventh Ser
             (FSA)......................................................   4.75    01/01/28      3,650,360
  17,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70    02/01/06     17,389,470
            Intermountain Power Agency, Utah,
   2,000     Refg Ser 1998 A (MBIA).....................................   5.25    07/01/15      2,020,200
   5,000     Refg 1997 Ser B (MBIA).....................................   5.75    07/01/19      5,241,550
--------                                                                                       -----------
  43,700                                                                                        45,370,283
--------                                                                                       -----------

            Hospital Revenue (17.9%)
   5,000    Alabama Special Care Facilities Financing Authority of
             Birmingham, Daughters of Charity National Health/St
             Vincent's & Providence Hospitals Ser 1995..................   5.00    11/01/25      4,733,450
   5,000    Birmingham-Carraway Special Care Facilities Financing
             Authority, Alabama, Carraway Methodist Health Ser 1995 A
             (Connie Lee)...............................................   5.875   08/15/15      5,250,100
   3,500    Colbert County - Northwest Health Care Authority, Alabama,
             Hellen Keller Hospital Refg Ser 1990.......................   8.75    06/01/09      3,706,430
   3,000    Montgomery Special Care Facilities Financing Authority,
             Alabama, Baptist Health Ser 1998 B (MBIA)..................   5.00    11/15/29      2,830,080
   8,000    Fulco Hospital Authority, Georgia, Catholic Health East Ser
             1998 A (MBIA)..............................................   5.00    11/15/28      7,609,680
   3,000    Hall County and Gainesville Hospital Authority, Georgia,
             Northeast Georgia Healthcare Ser 1995 (MBIA)...............   6.00    10/01/20      3,187,620
   9,500    Boston, Massachusetts, Boston City Hospital - FHA Mtg Refg
             Ser B......................................................   5.75    02/15/13      9,829,459
   4,000    North Carolina Medical Care Commission, Duke University
             Health Ser 1998 A..........................................   4.75    06/01/28      3,604,920

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  4,000    Montgomery County, Ohio, Franciscan Medical Center - Dayton
             Ser 1997...................................................   5.50%   07/01/18    $ 3,898,320
   2,985    Lehigh County General Purpose Authority, Pennsylvania, St
             Lukes Hospital Ser 1992 (AMBAC)............................   6.25    07/01/22      3,213,950
   2,750    Jefferson County Health Facilities Development Corporation,
             Texas, Baptist Health Ser 1989.............................   8.30    10/01/14      2,826,835
   5,000    Washington Health Care Facilities Authority, Swedish Health
             Ser 1998 (AMBAC)...........................................   5.125   11/15/22      4,844,050
   5,000    Wisconsin Health & Educational Facilities Authority, Wausau
             Hospital Refg Ser 1998 A (AMBAC)...........................   5.125   08/15/20      4,845,600
--------                                                                                       -----------
  60,735                                                                                        60,380,494
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (15.2%)
  10,360    Pima County Industrial Development Authority, Arizona,
             Tucson Electric Power Co Refg Ser 1988 A (FSA).............   7.25    07/15/10     11,373,829
  10,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
             (MBIA).....................................................   7.00    06/01/31     10,738,500
   8,000    New York City Industrial Development Agency, New York,
             Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
             (AMT)......................................................   5.65    10/01/28      8,099,600
   9,500    Montgomery County Industrial Development Authority,
             Pennsylvania, Philadelphia Electric Co Refg 1991 Ser B
             (MBIA).....................................................   6.70    12/01/21     10,220,860
  10,000    Alliance Airport Authority, Texas, AMR Corp Ser 1990
             (AMT)......................................................   7.50    12/01/29     10,634,900
--------                                                                                       -----------
  47,860                                                                                        51,067,689
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (3.0%)
   1,250    Lake Charles Non-Profit Housing Development Corporation,
             Louisiana, Ser 1990 A (FSA)................................   7.875   02/15/25      1,263,750
            Massachusetts Housing Finance Agency,
   1,925     Rental 1994 Ser A (AMT) (AMBAC)............................   6.60    07/01/14      2,065,679
   3,785     Rental 1994 Ser A (AMT) (AMBAC)............................   6.65    07/01/19      4,061,154
   2,485    Minnesota Housing Finance Agency, Rental 1995 Ser D
             (MBIA).....................................................   6.00    02/01/22      2,598,092
--------                                                                                       -----------
   9,445                                                                                         9,988,675
--------                                                                                       -----------

            Mortgage Revenue - Single Family (5.1%)
            Colorado Housing & Finance Authority,
     220     Ser 1990 B-2...............................................   8.00    02/01/18        227,405
   2,500     Ser 1997 A-2 (AMT).........................................   7.25    05/01/27      2,779,851
     215    Idaho Housing Agency, 1988 Ser D-2 (AMT)....................   8.25    01/01/20        232,800
     760    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
             1998 C (AMT)...............................................   8.00    11/01/20        782,367
            Olathe, Kansas,
     120     GNMA Collateralized Ser 1990 B.............................   7.50    09/01/10        125,564
     295     GNMA Collateralized Ser 1989 A (AMT) (MBIA)................   8.00    11/01/20        304,118
   1,235    New Orleans Home Mortgage Authority, Louisiana, GNMA
             Collateralized 1989 Ser B-1 (AMT)..........................   8.25    12/01/21      1,261,330
            Maine Housing Authority,
     135     Purchase Ser 1988 D4 (AMT).................................   7.55    11/15/19        136,050
   1,000     Purchase Ser 1988 D5 (AMT).................................   7.55    11/15/19      1,046,090

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$    470    Mississippi Housing Finance Corporation, GNMA-Backed Ser
             1989 (AMT) (FGIC)..........................................   8.25%   10/15/18    $   483,639
   2,545    Missouri Housing Development Commission, Homeownership 1996
             Ser D (AMT)................................................   7.10    09/01/27      2,711,393
     125    Muskogee County Home Finance Authority, Oklahoma, 1990 Ser A
             (FGIC).....................................................   7.60    12/01/10        129,298
   1,345    Rhode Island Housing & Mortgage Finance Corporation,
             Homeownership 1988 Ser 1-D (AMT)...........................   7.875   10/01/22      1,380,091
            South Carolina Housing Finance & Development Authority,
   1,955     Homeownership 1998 Ser C-1 (AMT)...........................   8.125   07/01/21      1,996,602
   1,220     Homeownership 1991 Ser A (AMT).............................   7.40    07/01/23      1,274,083
            Utah Housing Finance Agency,
     125     Ser 1991 B-1...............................................   7.50    07/01/16        130,246
     145     Ser 1989 B (AMT)...........................................   8.25    07/01/21        147,926
   2,000    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/25      2,057,660
--------                                                                                       -----------
  16,410                                                                                        17,206,513
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (0.6%)
            New York State Medical Care Facilities Finance Agency,
     825     Mental Health Ser 1987.....................................   8.875   08/15/07        833,820
     565     Mental Health Ser 1990 A (Secondary MBIA)..................   7.75    02/15/20        591,956
     405     Mental Health Ser 1991 A...................................   7.50    02/15/21        434,763
--------                                                                                       -----------
   1,795                                                                                         1,860,539
--------                                                                                       -----------

            Public Facilities Revenue (1.7%)
   2,000    Metropolitan Pier & Exposition Authority, Illinois,
             McCormick Place Refg Ser 1998 A (FGIC).....................   5.50    06/15/18      2,091,700
            Saint Paul Independent School District #625, Minnesota,
   1,700     Ser 1995 C COPs............................................   5.45    02/01/11      1,775,650
   1,800     Ser 1995 C COPs............................................   5.50    02/01/12      1,872,684
--------                                                                                       -----------
   5,500                                                                                         5,740,034
--------                                                                                       -----------

            Transportation Facilities Revenue (14.3%)
   3,000    Alameda Corridor Transportation Authority, California, Sr
             Lien Ser 1999 A (MBIA).....................................   5.25    10/01/21      3,016,050
   3,500    Atlanta, Georgia, Airport Ser 1994 B (AMT) (AMBAC)..........   6.00    01/01/21      3,713,955
            Chicago, Illinois,
   5,000     Chicago-O'Hare International Airport Ser 1996 A (AMBAC)....   5.625   01/01/12      5,230,050
   7,000     Midway Airport 1994 Ser A (AMT) (MBIA).....................   6.25    01/01/24      7,565,250
   5,000    Regional Transportation Authority, Illinois, Ser 1994 A
             (AMBAC)....................................................   6.25    06/01/24      5,461,400
   5,000    New Jersey Transportation Trust Authority, 1998 Ser A
             (FSA)......................................................   4.50    06/15/19      4,620,050
   3,000    New York State Thruway Authority, Local Highway & Bridge Ser
             1998 A (MBIA)..............................................   5.00    04/01/18      2,931,780
   8,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      8,603,360

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50%   08/15/28    $ 4,878,900
   2,000    Richmond Metropolitan Authority, Virginia, Expressway & Refg
             Ser 1998 (FGIC)............................................   5.25    07/15/17      2,049,400
--------                                                                                       -----------
  46,500                                                                                        48,070,195
--------                                                                                       -----------

            Water & Sewer Revenue (7.1%)
   2,500    Coachella, California, Ser 1992 COPs (FSA)..................   6.10    03/01/22      2,670,950
   3,000    Santa Rosa, California, Wastewater Refg 1996 Ser A (FGIC)...   4.75    09/01/16      2,896,920
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 (FGIC)........   5.50    11/01/06      3,154,410
   5,000    Massachusetts Water Resources Authority, 1998 Ser A (FSA)...   4.75    08/01/27      4,572,350
   3,000    Detroit, Michigan, Water Supply 1997 Ser A (MBIA)...........   5.00    07/01/21      2,894,850
   5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23      4,831,750
   3,020    Texas Water Resource Finance Authority, Ser 1989 (AMBAC)....   7.50    08/15/13      3,045,579
--------                                                                                       -----------
  24,520                                                                                        24,066,809
--------                                                                                       -----------

            Other Revenue (3.6%)
  10,000    New York Local Government Assistance Corporation, Refg Ser
             1997 B (MBIA)..............................................   5.00    04/01/21      9,676,600
   2,500    Cuyahoga County, Ohio, The Medical Center Co Ser 1998
             (AMBAC)....................................................   5.125   02/15/28      2,421,300
--------                                                                                       -----------
  12,500                                                                                        12,097,900
--------                                                                                       -----------

            Refunded (3.4%)
   1,800    Southwestern Illinois Development Authority, Anderson
             Hospital Ser 1992 A........................................   7.00    08/15/02+     1,989,432
   1,340    Missouri Health & Educational Facilities Authority, Missouri
             Baptist Medical Center Refg Ser 1989 (ETM).................   7.625   07/01/18      1,399,737
   3,600    Rio Rancho, New Mexico, Water & Wastewater Ser 1995 A
             (FSA)......................................................   6.00    05/15/06+     3,964,860
   1,000    Shelby County, Tennessee, Refg 1995 Ser A...................   5.625   04/01/05+     1,078,770
   3,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06      3,034,050
--------                                                                                       -----------
  10,740                                                                                        11,466,849
--------                                                                                       -----------

 317,555    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $312,490,182).................   325,778,123
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.5%)
   1,900    East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989
             (Demand 06/01/99)..........................................   3.30*   11/01/19      1,900,000
   3,000    Missouri Health & Educational Facilities Authority,
             Washington University Ser C (Demand 06/01/99)..............   3.35*   09/01/30      3,000,000
--------                                                                                       -----------

   4,900    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $4,900,000)....................................................................     4,900,000
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------

$322,455    TOTAL INVESTMENTS (Identified Cost $317,390,182) (a)...................    98.3%   $330,678,123
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................   1.7       5,817,643
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%   $336,495,766
                                                                                      =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $14,956,771 and the aggregate gross unrealized depreciation is $1,668,830, resulting in net unrealized appreciation of $13,287,941.

Bond Insurance:
---------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- a wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                  May 31, 1999

Alabama..................       4.9%
Arizona..................       3.4
California...............       6.1
Colorado.................       0.9
Georgia..................       5.3
Idaho....................       0.1
Illinois.................       6.5
Kansas...................       4.5
Louisiana................       1.3
Maine....................       0.4
Massachusetts............       7.2
Michigan.................       3.7
Minnesota................       1.9
Mississippi..............       0.1
Missouri.................       2.1
New Mexico...............       1.2
New Jersey...............       1.4
New York.................       8.5
North Carolina...........       1.1
Ohio.....................       3.3
Pennsylvania.............       4.0
Puerto Rico..............       0.9
Rhode Island.............       0.4
South Carolina...........       3.5
Tennessee................       1.4
Texas....................      14.6
Utah.....................       2.2
Virginia.................       2.7
Washington...............       3.3
Wisconsin................       1.4
                             ------
Total....................      98.3%
                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999
ASSETS:
Investments in securities, at value
 (identified cost $317,390,182).............................  $330,678,123
Cash........................................................       121,718
Receivable for:
    Interest................................................     5,888,241
    Investments sold........................................       155,000
Prepaid expenses and other assets...........................       182,465
                                                              ------------

    TOTAL ASSETS............................................   337,025,547
                                                              ------------

LIABILITIES:
Payable for:
    Dividends to preferred shareholders.....................       167,606
    Investment advisory fee.................................       115,114
    Administration fee......................................        71,946
    Shares of beneficial interest repurchased...............        35,120
Accrued expenses and other payables.........................       139,995
                                                              ------------

    TOTAL LIABILITIES.......................................       529,781
                                                              ------------

    NET ASSETS..............................................  $336,495,766
                                                              ============

COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares
 authorized of non-participating $.01 par value, 1,000 shares outstanding)...............................................  $100,000,000
                                                              ------------
Common shares of beneficial interest (unlimited shares
 authorized of $.01 par value, 23,585,024
 shares outstanding)........................................   219,071,095
Net unrealized appreciation.................................    13,287,941
Accumulated undistributed net investment income.............     2,512,905
Accumulated undistributed net realized gain.................     1,623,825
                                                              ------------

    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS............   236,495,766
                                                              ------------

    TOTAL NET ASSETS........................................  $336,495,766
                                                              ============

NET ASSET VALUE PER COMMON SHARE
 ($236,495,766 divided by 23,585,024 common share
 outstanding)...............................................        $10.03
                                                                    ======

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF OPERATIONS
For the year ended May 31, 1999
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $19,737,293
                                                              -----------

EXPENSES
Investment advisory fee.....................................    1,398,476
Administration fee..........................................      874,047
Auction commission fees.....................................      318,725
Professional fees...........................................      117,598
Transfer agent fees and expenses............................       93,733
Auction agent fees..........................................       37,766
Registration fees...........................................       32,339
Shareholder reports and notices.............................       22,547
Trustees' fees and expenses.................................       20,586
Custodian fees..............................................       16,993
Other.......................................................       36,610
                                                              -----------
    TOTAL EXPENSES..........................................    2,969,420
Less: expense offset........................................     (16,881)
                                                              -----------

    NET EXPENSES............................................    2,952,539
                                                              -----------

    NET INVESTMENT INCOME...................................   16,784,754
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................    2,192,129
Net change in unrealized appreciation.......................  (6,180,178)
                                                              -----------

    NET LOSS................................................  (3,988,049)
                                                              -----------

NET INCREASE................................................  $12,796,705
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE YEAR   FOR THE YEAR
                                                            ENDED          ENDED
                                                         MAY 31, 1999   MAY 31, 1998
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..................................  $16,784,754    $ 18,521,251
Net realized gain......................................    2,192,129       5,780,796
Net change in unrealized appreciation..................   (6,180,178)      2,044,112
                                                         ------------   ------------

    NET INCREASE.......................................   12,796,705      26,346,159
                                                         ------------   ------------
Dividends to preferred shareholders from net investment
 income................................................   (3,464,520)     (3,705,932)
                                                         ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS
FROM:
Net investment income..................................  (13,010,308)    (14,732,173)
Net realized gain......................................   (6,255,848)             --
                                                         ------------   ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..................  (19,266,156)    (14,732,173)
                                                         ------------   ------------

Decrease from transactions in common shares of
 beneficial interest...................................   (7,962,618)     (2,810,018)
                                                         ------------   ------------

    NET INCREASE (DECREASE)............................  (17,896,589)      5,098,036

NET ASSETS:
Beginning of period....................................  354,392,355     349,294,319
                                                         ------------   ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,512,905 and $2,202,979, respectively)...........  $336,495,766   $354,392,355
                                                         ============   ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Premium Income Trust (the "Fund"), formerly Municipal Premium Income Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1999 aggregated $58,129,384 and $73,236,210, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At May 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended May 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,385. At May 31, 1999, the Fund had an accrued pension liability of $51,585 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN               NEXT          RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*   RESET DATE   DIVIDEND RATES**
------  -------   ----------   -----   ----------   ----------------
  A       200      $20,000     3.25%    06/02/99      2.95%- 5.00%
  B       200       20,000     3.15     06/02/99      2.90 - 4.90
  C       200       20,000     3.49     08/31/99      3.49 - 3.75
  D       200       20,000     3.35     01/11/00      3.50 - 3.69
  E       200       20,000     3.55     07/06/99      3.55 - 3.85
--------------------------------------------------------------------
 * As of May 31, 1999.
** For the year ended May 31, 1999.

Subsequent to May 31, 1999 and up through July 9, 1999, the Fund paid dividends to each of the Series A through E at rates ranging from 3.00% to 3.60% in the aggregate amount of $332,440.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 1997.......................................  24,721,924   $247,219    $229,596,512
Treasury shares purchased and retired (weighted average
 discount 5.35%)*...........................................    (288,700)    (2,887)     (2,807,131)
                                                              ----------   --------    ------------
Balance, May 31, 1998.......................................  24,433,224    244,332     226,789,381
Treasury shares purchased and retired (weighted average
 discount 9.68%)*...........................................    (848,200)    (8,482)     (7,954,136)
                                                              ----------   --------    ------------
Balance, May 31, 1999.......................................  23,585,024   $235,850    $218,835,245
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

7. DIVIDENDS TO COMMON SHAREHOLDERS

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------   -----------------  ------------------
  March 30,
 1999.........   $0.0425      June 4, 1999       June 18, 1999
   June 29,
 1999.........   $0.0425      July 9, 1999       July 23, 1999
   June 29,
 1999.........   $0.0425     August 6, 1999     August 20, 1999
   June 29,
 1999.........   $0.0425    September 3, 1999  September 17, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                             FOR THE YEAR ENDED MAY 31*
                                                              --------------------------------------------------------
                                                                 1999        1998       1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................  $    10.41   $  10.08   $  10.02   $    10.36   $  10.24
                                                              ----------   --------   --------   ----------   --------
Income from investment operations:
 Net investment income......................................        0.70       0.75       0.78         0.79       0.84
 Net realized and unrealized gain (loss)....................       (0.18)      0.33       0.19        (0.22)      0.26
                                                              ----------   --------   --------   ----------   --------
Total income from investment operations.....................        0.52       1.08       0.97         0.57       1.10
                                                              ----------   --------   --------   ----------   --------
Less dividends and distributions from:
 Net investment income......................................       (0.54)     (0.60)     (0.60)       (0.65)     (0.72)
 Common share equivalent of dividends paid to preferred
   shareholders.............................................       (0.14)     (0.15)     (0.14)       (0.15)     (0.16)
 Net realized gain..........................................       (0.26)        --      (0.20)       (0.12)     (0.10)
                                                              ----------   --------   --------   ----------   --------
Total dividends and distributions...........................       (0.94)     (0.75)     (0.94)       (0.92)     (0.98)
                                                              ----------   --------   --------   ----------   --------
Anti-dilutive effect of acquiring treasury shares...........        0.04         --       0.03         0.01         --
                                                              ----------   --------   --------   ----------   --------
Net asset value, end of period..............................  $    10.03   $  10.41   $  10.08   $    10.02   $  10.36
                                                              ==========   ========   ========   ==========   ========
Market value, end of period.................................  $     8.75   $  9.625   $  9.375   $     9.00   $  9.688
                                                              ==========   ========   ========   ==========   ========
TOTAL RETURN+...............................................       (1.21)%     9.08%     13.52%        0.67%      8.15%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Expenses....................................................        1.19%(1)   1.18%(1)   1.14%(1)     1.16%(1)   1.21%
Net investment income before preferred stock dividends......        6.73%      7.31%      7.70%        7.68%      8.37%
Preferred stock dividends...................................        1.39%      1.46%      1.41%        1.44%      1.55%
Net investment income available to common shareholders......        5.34%      5.85%      6.29%        6.24%      6.82%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................    $336,496   $354,392   $349,294     $355,587   $368,225
Asset coverage on preferred shares at end of period.........         336%       354%       349%         355%       368%
Portfolio turnover rate.....................................          17%        21%         5%          14%        16%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MUNICIPAL PREMIUM INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Municipal Premium Income Trust (the "Fund"), formerly Municipal Premium Income Trust, at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
July 9, 1999

                      1999 FEDERAL TAX NOTICE (unaudited)

         During the year ended May 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.54 to common shareholders, $3,320 to Series A preferred shareholders, $3,308 to Series B preferred shareholders, $3,556 to Series C preferred shareholders, $3,563 to Series D preferred shareholders and $3,576 to Series E preferred shareholders. For the year ended May 31, 1999, the Fund paid to common shareholders $0.26 per share from long-term capital gains.


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

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


MORGAN STANLEY
DEAN WITTER
MUNICIPAL Premium Income Trust


Annual Report
May 31, 1999